Financial Instruments - Credit Risk - Trade receivables net of the bad debt provision by ageing (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Credit risk
Third party trade receivables	€ 643,842	€ 434,136
Gross carrying amount
Credit risk
Third party trade receivables	676,133	458,145
Provision
Credit risk
Third party trade receivables	€ (32,291)	€ (24,009)
Not matured
Credit risk
ECL Rate	0.19%	0.19%
Third party trade receivables	€ 550,083	€ 364,093
Not matured | Gross carrying amount
Credit risk
Third party trade receivables	550,131	364,538
Not matured | Provision
Credit risk
Third party trade receivables	€ (48)	€ (445)
Less than 1 month
Credit risk
ECL Rate	0.19%	0.19%
Third party trade receivables	€ 44,354	€ 32,572
Less than 1 month | Gross carrying amount
Credit risk
Third party trade receivables	44,779	32,623
Less than 1 month | Provision
Credit risk
Third party trade receivables	€ (425)	€ (51)
Past due 31-60 days
Credit risk
ECL Rate	0.62%	0.62%
Third party trade receivables	€ 15,837	€ 14,065
Past due 31-60 days | Gross carrying amount
Credit risk
Third party trade receivables	16,000	14,144
Past due 31-60 days | Provision
Credit risk
Third party trade receivables	€ (163)	€ (79)
Past due 61-90 days
Credit risk
ECL Rate	2.03%	2.03%
Third party trade receivables	€ 5,896	€ 6,423
Past due 61-90 days | Gross carrying amount
Credit risk
Third party trade receivables	6,029	6,556
Past due 61-90 days | Provision
Credit risk
Third party trade receivables	€ (133)	€ (133)
Past due 91-180 days
Credit risk
ECL Rate	3.01%	3.01%
Third party trade receivables	€ 17,112	€ 10,689
Past due 91-180 days | Gross carrying amount
Credit risk
Third party trade receivables	17,407	11,000
Past due 91-180 days | Provision
Credit risk
Third party trade receivables	€ (295)	€ (311)
6 - 12 months
Credit risk
ECL Rate	8.52%	8.52%
Third party trade receivables	€ 10,560	€ 6,294
6 - 12 months | Gross carrying amount
Credit risk
Third party trade receivables	10,747	6,543
6 - 12 months | Provision
Credit risk
Third party trade receivables	€ (187)	€ (249)
More than one year
Credit risk
ECL Rate	100.00%	100.00%
More than one year | Gross carrying amount
Credit risk
Third party trade receivables	€ 9,994	€ 3,911
More than one year | Provision
Credit risk
Third party trade receivables	(9,994)	(3,911)
Customers with Objective Evidence of Impairment [Member] | Gross carrying amount
Credit risk
Third party trade receivables	21,046	18,830
Customers with Objective Evidence of Impairment [Member] | Provision
Credit risk
Third party trade receivables	€ (21,046)	€ (18,830)